Changes in accounting practices and disclosures	12 Months Ended
Dec. 31, 2022
Changes In Accounting Practices And Disclosures
Changes in accounting practices and disclosures

4	Changes in accounting practices and disclosures

4.1	New standards, amendments and interpretations effective for periods beginning on or after January 1, 2022

The amendments to IFRS 3 – Reference to the Conceptual Framework; IAS 16 – Proceeds Before Intended Use; IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract and annual improvements to the IFRSs: Cycle 2018-2020: IFRS 1 – First-Time Adoption of International Financial Reporting Standards, IFRS 9 – Financial Instruments, IFRS 16 – Leases and IAS 41 – Biological Asset and Agriculture, did not impact the disclosures or amounts recognized in the annual financial statements.

4.2	New standards, amendments and interpretations to existing standards that are not yet effective

The Company did not early adopt these standards and is assessing the impacts of the new and revised IFRS below on the disclosures or amounts recognized in the financial statements:

Standard	Description	Impact

IFRS 17 – Insurance Contracts[2]	Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 will supersede IFRS 4 Insurance Contracts.	The Company does not expect effects from adopting this standard.
Amendments to IFRS 10 - Consolidated Statements and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]	Clarify situations that involve the sale or contribution of assets between an investor and its associate or joint venture.	The Company is assessing the impacts and effects of the amendments; however, it does not expect any effects from the amendments.

Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current[2]

These amendments to IAS 1 only affect the presentation of liabilities as current or non-current in the statement of financial position and not the amount or the time of recognition of any asset, liability, income or expense, or the information disclosed on such items. In addition, clarify that the classification of liabilities as current or non-current is based on the rights existing at the balance sheet date, specify that the classification is not affected by the expectations on whether an entity will exercise its right to postpone the settlement of the liability and introduce the definition of 'settlement' to clarify that settlement refers to the transfer to a counterparty, of cash, equity instruments, other assets or services.

The Company does not expect any impacts from this standard.
Amendments to IAS 1 – Presentation of Financial Statements[1] and IFRS Practice Statement 2 – Making Materiality Judgments – Disclosure of Accounting Policies[3]

The amendments modify the requirements contained in IAS 1 regarding the disclosure of accounting policies. The amendments replace all the examples of the term “significant accounting policies” with “information of material accounting policies”. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, could reasonably influence decisions that the main users make based on the financial statements. The supporting paragraphs have also been amended to clarify that accounting policy information related to transactions, other events, or conditions that are not material is, therefore, irrelevant and does not need to be disclosed.
The Board has also prepared guidance and examples to explain and demonstrate the application of the “four-step materiality process” described in IFRS Practice Statement 2.

The Company does not expect any impacts from these changes.

Amendments to IAS 8 - Accounting Policies, Changes in Estimates, and Errors—Definition of Accounting Estimates[1]

The amendment supersede the definition of changes in the accounting estimates with the definition of accounting estimates. According to the new definition, accounting estimates are “monetary amounts in the financial statements subject to measure uncertainty”.
The definition of change in accounting estimates has been deleted, however, the Board maintained the concept of changes in accounting estimates in the Standard with the following clarifications:
• A change in an accounting estimate that results from new information or new events does not mean an error correction;
• The effects of the change in data or measurement technique used to create an accounting estimate correspond to changes in accounting estimates if they do not result from the correction of prior period errors.

The Company does not expect effects from these amendments.
Amendments to IAS 12 – Income Taxes – Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (“single transaction”) [1]	The amendments introduce an additional exception to the exemption of first-time recognition. According to the amendments, an entity does not apply the exemption of first-time recognition for transactions resulting in equal taxable and deductible temporary differences.	The Company does not expect effects from these amendments.

1 Effective for annual periods beginning on or after January 1, 2023.

2 The effective date of the amendments has not yet been defined by IASB.

3 The amendments to IFRS Practice Statement 2 do not have an effective date or transition requirements.

There are no other standards and interpretations not yet adopted that may, in the opinion of Management, have a significant impact on the result for the year of equity disclosed by the Company in its financial statements.